Submission	Aug. 20, 2025
Submission [Line Items]
Central Index Key	0001498148
Registrant Name	ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.
Registration File Number	333-288173
Form Type	S-1
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A